SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17– SUBSEQUENT EVENTS

On April 3, 2020, the Company issued 85,000 restricted shares of common stock to a sponsored athlete in connection with his agreement. The fair market value at the date of issue was $0.0315.

On April 3, 2020, the Company issued 5,000,000 restricted shares of common stock to an employee in connection with his/her employment agreement. The fair market value at the date of issue was $0.0315.

NOTE 18 – SUBSEQUENT EVENTS

On January 27th, 2020, the Company issued 5,000,000 shares of restricted common stock, par value $.00001, to an employee per their agreement. The fair market value at the date of issue was $.0637.